Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

4. Related Party Transactions

a) Service and Lease Agreements

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“FMC Management AG,” Management AG” or the “General Partner”) and is the Company's largest shareholder owning approximately 30.7% of the Company's voting shares as of December 31, 2011 (31.3% as of February 17, 2012). In August 2008, a subsidiary of Fresenius SE issued Mandatory Exchangeable Bonds in the aggregate principal amount of €554,400. These matured on August 14, 2011 when they were mandatorily exchangeable into ordinary shares of the Company. Upon maturity, the issuer delivered 15,722,644 of the Company's ordinary shares to the bond holders. As a result, Fresenius SE's holding of the Company's ordinary shares decreased to the above percentage. On November 16, 2011, Fresenius SE announced that it intends to increase its voting interest in the Company through the purchase of approximately 3,500,000 ordinary shares, to be executed through share purchases from time to time, in a manner intended to have minimal impact on the Company's share price. The intention of these share purchases is to preserve a long-term voting interest in the Company above 30%.

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During 2011, 2010 and 2009, amounts charged by Fresenius SE to the Company under the terms of these agreements were $75,969, $59,501 and $68,234, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $6,555, $6,115 and $13,540 for services rendered to the Fresenius SE Companies during 2011, 2010 and 2009, respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $25,833, $23,807 and $23,109 during 2011, 2010 and 2009, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $13,511, $16,123 and $7,783, respectively, for its management services during 2011, 2010 and 2009 and included $84, $80 and $84, respectively, as compensation for their exposure to risk as general partner. The Company's Articles of Association set the annual compensation for assuming unlimited liability at 4% of the amount of the General Partner's share capital (€1,500).

b) Products

During 2011, 2010 and 2009, the Company sold products to the Fresenius SE Companies for $20,220, $15,413 and $13,601 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $52,587, $43,474 and $43,320, respectively.

Also, the Company has entered into agreements to provide renal products and pharmaceutical supplies to equity method investees. Under these agreements, the Company sold $21,076 of products to equity method investees during 2011.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). APP Inc. is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During 2011, 2010 and 2009, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately $24,106, $30,703 and $31,300, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c) Financing Provided by and to Fresenius SE and the General Partner

As of December 31, 2011, the Company had borrowings outstanding with Fresenius SE of €18,900 ($24,455 as of December 31, 2011) at an interest rate of 1.778%, due and repaid on January 3, 2012.

As of December 31, 2011, the Company had a loan of CNY 10,000 ($1,586 as of December 31, 2011) outstanding with a subsidiary of Fresenius SE at an interest rate of 6.65%, due on April 14, 2013.

The Company was party to a German trade tax group with Fresenius SE for fiscal years 1997 – 2001.The Company and Fresenius SE had entered into an agreement on how to allocate potential tax effects of a disallowed impairment charge in 1997 by the German tax authorities, including interest on prepayments, upon resolution between the Company and the German tax authorities. In January 2011, the Company reached a court settlement with the German tax authorities which triggered the recognition and payment of €2,560 ($3,564 as of December 31, 2011) as a tax expense for interest payable to Fresenius SE in 2011 as a result of this agreement.

Throughout 2010, the Company, under its cash pooling agreement, made cash advances to Fresenius SE. The balance outstanding at December 31, 2010 of €24,600 ($32,871 as of December 31, 2010) was fully repaid on January 3, 2011 at an interest rate of 1.942%.

On August 19, 2009, the Company borrowed €1,500 ($1,941 as of December 31, 2011) from the General Partner at 1.335%. The loan repayment, originally due on August 19, 2010, was originally extended until August 19, 2011 and has been further extended until August 20, 2012 at an interest rate of 3.328%.

The Company had a short-term borrowing from related parties outstanding with Fresenius SE which represented taxes payable by the Company arising from the period 1997-2001 during which German trade taxes were paid by Fresenius SE on behalf of the Company. The remaining balance of €5,747 ($7,436 at December 31, 2011) was repaid during the fourth quarter of 2011 at an interest rate of 6%.

d) Other

The Company performs clinical studies for certain of its joint ventures for which services the Company received approximately $9,355 in 2011.

During the first quarter of 2011, the Company made a loan to a related party, the balance of which was $234,490 as of December 31, 2011. The loan is classified within “Other assets and notes receivable” in the balance sheet.

During the third quarter of 2009, the Company acquired production lines from the Fresenius SE Companies for a purchase price of $3,416, net of value added tax (VAT).

The Chairman of the Company's Supervisory Board is also the Chairman of the Supervisory Board of Fresenius SE and of the general partner of Fresenius SE. He is also a member of the Supervisory Board of the Company's General Partner.

The Vice Chairman of the Company's Supervisory Board is a member of the Supervisory Board of the general partner of Fresenius SE and Vice Chairman of the Supervisory Board of the Company's General Partner. He is also a partner in a law firm which provided services to the Company and certain of its subsidiaries. The Company and certain of its subsidiaries paid the law firm approximately $1,930, $1,601 and $1,445 in 2011, 2010, and 2009, respectively. Five of the six members of the Company's Supervisory Board, including the Chairman and Vice Chairman, are also members of the Supervisory Board of the Company's General Partner.

The Chairman of the Supervisory Board of the Company's general partner is also the Chairman of the Management Board of the general partner of Fresenius SE, and the Chairman and Chief Executive Officer of the Management Board of the Company's general partner is a member of the Management Board of the general partner of Fresenius SE.